Unaudited Consolidated Statements of Income (Loss) And Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenues (note 6)	$ 255,758	$ 241,402	$ 506,669	$ 500,636
Voyage expenses	(20,716)	(26,256)	(43,233)	(59,710)
Vessel operating expenses (note 6)	(77,935)	(88,184)	(151,969)	(176,314)
Time-charter hire expense	(10,762)	(4,975)	(17,745)	(16,387)
Depreciation and amortization	(53,864)	(48,474)	(107,468)	(96,962)
General and administrative (notes 6 and 11)	(14,202)	(18,054)	(29,082)	(32,903)
(Write down) and gain on sale of vessels (note 13)	(500)		(14,353)
Restructuring (charge) recovery	(135)	821	(135)	262
Income from vessel operations	77,644	56,280	142,684	118,622
Interest expense (notes 5 and 6)	(24,741)	(21,568)	(47,924)	(40,488)
Interest income	135	190	269	367
Realized and unrealized gains (losses) on derivative instruments (note 7)	42,282	(38,144)	(9,366)	(74,776)
Equity income	9,720	2,388	13,811	6,091
Foreign currency exchange gain (loss) (note 7)	2,789	(2,836)	(4,287)	(3,611)
Other income - net (note 3)	388	72	647	462
Income (loss) before income tax expense	108,217	(3,618)	95,834	6,667
Income tax expense (note 8)	(353)	(182)	(1,198)	(1,445)
Net income (loss) and comprehensive income (loss)	107,864	(3,800)	94,636	5,222
Non-controlling interests in net income (loss)	3,638	1,654	7,636	3,333
Preferred unitholders' interest in net income (loss) (note 10)	4,791	2,719	7,510	5,438
General Partner's interest in net income (loss)	6,153	3,696	9,917	7,639
Limited partners' interest in net income (loss)	$ 93,282	$ (11,869)	$ 69,573	$ (11,188)
Limited partners' interest in net income (loss) per common unit:
Limited partners' interest in net income (loss) per common unit - basic (note 10)	$ 1.01	$ (0.14)	$ 0.75	$ (0.13)
Limited partners' interest in net income (loss) per common unit - diluted (note 10)	$ 1.01	$ (0.14)	$ 0.75	$ (0.13)
Weighted-average number of common units outstanding:
Weighted-average number of common units outstanding - basic	92,413,598	85,529,102	92,402,772	85,492,401
Weighted-average number of common units outstanding - diluted	92,457,480	85,529,102	92,470,600	85,492,401
Cash distributions declared per unit	$ 0.5384	$ 0.5384	$ 1.0768	$ 1.0768